Note 7 - Intangibles (Details Textual) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Research and development expense	$ 80,002		$ 337,436
Purchase of intangible assets		$ 715,602		$ 1,590,420